Schedule of financial information of assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash and cash equivalents	$ 612,764	¥ 4,285,121	¥ 4,672,772
Restricted cash	273,534	1,912,850	2,074,300
Short-term investments	431,172	3,015,226	2,832,382
Accounts receivable and contract assets	290,084	2,028,585	2,405,880
Property, equipment and software, net	91,707	641,316	623,792
Intangible assets	38,645	270,246	137,298
Right of use assets	7,439	52,020	36,826	¥ 38,110
Investments		141,492	193,062
Deferred tax assets	427,860	2,992,071	2,513,865
Prepaid expenses and other assets	167,460	1,171,066	1,271,673
Total assets	3,634,098	25,413,604	23,607,121
Deferred guarantee income	160,015	1,119,004	1,515,950
Liability from quality assurance commitment	368,198	2,574,842	2,964,116
Payroll and welfare payable	51,649	361,188	290,389
Taxes payable	25,320	177,064	705,928
Funds payable to investors of consolidated trusts	111,328	778,531	796,122
Contract liabilities	32	226	10,185
Deferred tax liabilities	112,476	786,556	491,213
Leasing liabilities	6,394	44,711	28,765
Amounts due to related parties	2,674	18,700	13,314
Accrued expenses and other liabilities	204,420	1,429,531	1,231,870
Total liabilities	$ 1,225,438	8,569,617	8,053,446
Beijing Paipairongxin Investment Consulting Company Limited [Member]
Cash and cash equivalents		1,692,232	2,343,220
Restricted cash		1,597,209	1,889,665
Short-term investments		1,918,459	1,653,847
Accounts receivable and contract assets		1,625,773	2,106,533
Quality assurance receivable		446,375	1,100,960
Property, equipment and software, net		480,684	489,931
Intangible assets		59,267	48,932
Right of use assets		27,768	23,995
Loans and receivables, net of credit loss allowance for loans receivables		5,597,757	3,499,667
Investments		924,062	972,952
Investment in subsidiaries		103,510	113,571
Deferred tax assets		2,540,051	2,042,468
Amounts due from Group companies		2,380,916	2,457,600
Amounts due from related parties		20,343	952
Prepaid expenses and other assets		699,202	816,569
Total assets		20,113,608	19,560,862
Deferred guarantee income		893,602	1,283,000
Liability from quality assurance commitment		1,796,856	2,591,768
Payroll and welfare payable		179,883	153,686
Taxes payable		43,657	561,475
Funds payable to investors of consolidated trusts		778,531	793,720
Contract liabilities		226	10,185
Deferred tax liabilities		238,650	112,604
Leasing liabilities		26,420	22,673
Amounts due to Group companies		8,963,834	7,533,335
Amounts due to related parties		5,809	130
Accrued expenses and other liabilities		967,257	878,881
Total liabilities		¥ 13,894,725	¥ 13,941,457